Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Impact of Transition to IFRS 9 on Retained Earnings (Detail) - Increase (decrease) due to application of IFRS 9 [member]
$ in Thousands
12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Closing balance under BCRA rules (December 31, 2017)	$ 3,476,786
Recognition of IFRS 9 ECLs	(29,435)
Deferred tax in relation to the above	8,831
Opening balance under IFRS 9'S ECL (January 1, 2018)	3,456,182
Total change in equity due to adopting IFRS 9's ECL	$ (20,604)